INCOME TAXES - Disclosure of Income Tax Expense (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense	SFr (20.6)	SFr (17.3)	SFr (6.5)
Current income tax benefit (expense) of prior periods	(19.2)	1.0	0.2
Deferred income tax benefit	56.5	76.2	57.0
Income tax benefit (expense)	SFr 16.7	SFr 59.9	SFr 50.7